Other Long-Term Liabilities - Additional Information (Details) $ in Thousands					3 Months Ended	12 Months Ended
	Jan. 29, 2020 USD ($)	Jan. 29, 2019 USD ($)	Nov. 14, 2018 USD ($)	Jan. 29, 2018 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Other Long Term Liabilities [Line Items]
Royalty payment obligations						$ 3,148		$ 3,077
Issuance of shares (note 19a)						349,834		6,340	$ 61,450
Current portion of license acquisition payment obligation						1,302		1,363
Reacquired Right | Plasminogen
Other Long Term Liabilities [Line Items]
Royalty payment obligations						$ 2,978		2,898		$ 2,300,000	$ 2,300,000
Royalty Discount Rate						9.20%	9.20%
Royalty rate						5.00%	5.00%
Percentage of reacquisition of rights						50.00%	50.00%
First And Second License
Other Long Term Liabilities [Line Items]
Value of license				$ 3,000,000
Current portion of license acquisition payment obligation						$ 1,302		2,726
First And Second License | Issuance of Warrants
Other Long Term Liabilities [Line Items]
Issuance of shares (note 19a)		$ 1,000,000		$ 1,000,000
First And Second License | Issuance of Warrants | Major Ordinary Share Transactions
Other Long Term Liabilities [Line Items]
Issuance of shares (note 19a)	$ 1,000,000
Debt Modification Agreement
Other Long Term Liabilities [Line Items]
Milestone payments			$ 1,500,000
Bottom Of Range [Member] | Debt Modification Agreement
Other Long Term Liabilities [Line Items]
Royalty rate			1.50%
Top of Range | Reacquired Right | Plasminogen
Other Long Term Liabilities [Line Items]
Royalty payments							$ 2,500,000
Top of Range | Debt Modification Agreement
Other Long Term Liabilities [Line Items]
Royalty rate			2.00%
Tranche Two
Other Long Term Liabilities [Line Items]
Milestone payments					$ 1,500,000
Quarterly minimum royalty payment					$ 5,000
Royalty payment obligations						$ 131		$ 138
Royalty Discount Rate						18.57%	18.57%